Securities Purchase Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Securities Purchase Agreement [Abstract]
Securities Purchase Agreement
Securities Purchase Agreement

On September 24, 2013, the Company entered into a Securities Purchase Agreement with the purchasers thereto (the “Securities Purchase Agreement”), pursuant to which the Company agreed to sell, for an aggregate price of $10 million, approximately 96,431,000 shares of the Company’s Common Stock, par value $0.0001 per share (the “Common Stock”), at a price of $0.07 per share (the “Common Shares”) and approximately 3,250 shares of Series F Convertible Preferred Stock at a price of $1,000 per share (the “Preferred Shares” and, together with the Common Shares, the “Shares”) (the “Private Placement”). The Private Placement closed on September 27, 2013, subject to customary closing conditions (the “Closing”). The estimated proceeds to the Company, net of commissions, was approximately $9.7 million.

Pursuant to the Securities Purchase Agreement, the Company designated a new series of preferred stock prior to the Closing: its Series F Convertible Preferred Stock (the “Series F Preferred”). The Series F Preferred is convertible into Common Stock at a conversion price equal to $1,000 divided by 14,285, with the conversion right for each holder subject to a “blocker” with respect to such holders’ beneficial ownership, with each such “blocker” initially set at 9.999% . This blocker may be increased or decreased by a holder of Series F Preferred upon providing 61 days’ prior written notice to the Company. The Series F Preferred will have no preferential dividend rights and is generally non-voting. The Series F Preferred has a liquidation preference that is senior to the Common Stock, but is pari passu with the Company’s Series C-1[2] Preferred (defined below). This liquidation preference entitles the holder of Series F Preferred stock to receive, in a merger, liquidation or certain other extraordinary transactions, cash or property in an amount up to the face value of the shares ($1,000 per share), as set forth in the Certificate of Determination for the Series F Preferred (the “Certificate of Determination”). A copy of the Certificate of Determination was filed as Exhibit 4.1, to the Company's 8-K filed with the SEC on September 25, 2013, the terms of which are incorporated herein by reference.

The Shares were issued in a private placement transaction that is exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) and pursuant to Rule 506 under the Securities Act. Each of the purchasers has represented that it is an accredited investor and that it is acquiring the Shares for investment only and not with a view towards, or for resale in connection with, the public sale or distribution thereof.

The foregoing is a summary of the terms of the Securities Purchase Agreement and does not purport to be complete and is qualified in its entirety by reference to the full text of the Securities Purchase Agreement, a copy of which was filed as Exhibit 10.1, to the Company's 8-K filed with the SEC on September 25, 2013 and is incorporated by reference herein.

Use of Proceeds

The Company plans to use the proceeds from the Private Placement to advance the programs currently under development in its pipeline, including the Phase 2 clinical study of GCS-100 in chronic kidney disease and the Phase 1 clinical study of LJPC-501 in hepatorenal syndrome.

Amendment and Restatement of Articles of Incorporation

As a condition to Closing, the holders of a majority of the issued and outstanding Common Stock and the holders of the Series C-1[2] Convertible Preferred Stock (the “Series C-1[2] Preferred”) have approved the amendment and restatement of the Company’s Articles of Incorporation, in substantially the form attached as Exhibit 4.2 to the Company's 8-K filed with the SEC on September 25, 2013 (the “Amended and Restated Articles”). Upon the filing of the Amended and Restated Articles with the California Secretary of State, the following series of preferred stock will be eliminated: Series C-2[2] Convertible Preferred Stock (the “Series C-2[2] Preferred”); Series D-1[2] Convertible Preferred Stock (the “Series D-1[2] Preferred”) and Series D-2[2] Convertible Preferred Stock (the “Series D-2[2] Preferred” and, together with the Series C-1[2] Preferred, Series C-2[2] Preferred and Series D-1[2] Preferred, the “Existing Preferred”). As a result of the elimination of these series of preferred stock, only the Series C-1[2] Preferred and Series F Preferred will remain designated as preferred stock of the Company.

Additionally, the Amended and Restated Articles: (i) increase the “Conversion Price” for the Series C-1[2] Preferred, resetting it to $1,000 divided by 86,202; and (ii) remove certain Series C-1[2] Preferred rights, preferences, privileges and restrictions originally contained in the Articles of Incorporation, including: (a) all rights of the Holders to dividends accruing under Article IV(d)(2) of the Company’s Articles of Incorporation, to the extent such dividends otherwise would have accrued on or after September 24, 2013; (b) certain protective provisions; and (c) limitations on conversion into Common Stock set forth in Article IV(d)(3)(C)(i) of the Articles of Incorporation. The complete terms of the Amended and Restated Articles are set forth in Exhibit 4.2, of the Company's 8-K filed with the SEC on September 25, 2013 the terms of which are incorporated herein by reference.

The Company obtained approval of the Amended and Restated Articles by the holders of the Existing Preferred pursuant to the Consent Agreement (defined below) and obtained approval by the holders of the Common Stock by way of an action by written consent that was executed prior to Closing. Subject to such approval, the Company expects to file the Amended and Restated Articles after an Information Statement on Schedule 14C has been prepared and distributed to the Company’s shareholders, pursuant to the Securities Exchange Act of 1934, as amended, and the California General Corporation Law.

Consent and Waiver Agreement

On September 24, 2013, the Company entered into a Consent and Waiver Agreement (the “Consent Agreement”) with the holders of the Existing Preferred (the “Holders”). Pursuant to the Consent Agreement, the Holders agreed to tender to the Company for nominal consideration shares of Series D-1[2] Preferred, as well as all warrants to purchase shares of Existing Preferred. As a result of this repurchase, and after giving effect to the transactions contemplated in the Exchange Agreement (described below), the Series C-1[2] Preferred is the only series of preferred stock that remained outstanding prior to the Closing and, as of the Closing, no purchase rights existed for the Existing Preferred.

Also in the Consent Agreement, the Holders consented to the transactions contemplated under the Securities Purchase Agreement and agreed to waive the following rights appurtenant to the Series C-1[2] Preferred: (i) all rights of the Holders to dividends accruing under Article IV(d)(2) of the Company’s Articles of Incorporation, to the extent such dividends otherwise would have accrued on or after September 24, 2013; (ii) the limitations on conversion set forth in Article IV(d)(3)(C)(i) of the Articles of Incorporation; and (iii) the protective provisions set forth in Article IV(d)(11) of the Articles of Incorporation, to the extent applicable .

Additionally, the Holders agreed in the Consent Agreement to increase the conversion price for the Series C-1[2] Preferred, notwithstanding the conversion price set forth in the Company’s Articles of Incorporation, such that the Conversion Price shall equal $1,000 divided by 86,202. This increase of the conversion price will remain in effect until the Amended and Restated Articles are filed with the California Secretary of State, at which time the conversion price set forth in the Company’s charter documents will again control the conversion of the Series C-1[2] Preferred.

A copy of the Consent Agreement was filed as Exhibit 10.2, to the Company's 8-K filed with the SEC on September 25, 2013 the terms of which are incorporated by reference herein.

Exchange Agreement

On September 24, 2013, the Company also entered into an Exchange Agreement (the “Exchange Agreement”) with the Holders. Pursuant to the Exchange Agreement, the Holders exchanged a total of approximately 557 shares of Series C-2[2] Preferred for approximately 557 shares of Series C-1[2] Preferred Stock (the “Exchange Shares”). The terms of the Series C-1[2] Preferred are substantially similar in all respects to the Series C-2[2] Preferred and the exchange of the Series C-2[2] Preferred eliminated all outstanding shares and allowed for the removal of this series of preferred stock.

The Company issued the Exchange Shares in a transaction exempt from the registration requirements of the Securities Act by virtue of the exemption provided for in Section 3(a)(9) of the Act for securities exchanged by the issuer with an existing security holder. No commission or other remuneration was paid or given directly or indirectly for soliciting such exchange.

Securities Purchase Agreement
On May 24, 2010, the Company entered into the Securities Purchase Agreement by and among the Company and the purchasers named therein (the “Purchasers”). The Purchasers included institutional investors as well as the Company’s Chief Executive Officer, Chief Financial Officer and an additional Company employee. The total investment by these Company employees represented less than 3% of the proceeds received by the Company in the May 2010 Financing. Pursuant to the Securities Purchase Agreement, on May 26, 2010 (the “Closing Date”), for total consideration of $6,003,000, the Purchasers purchased: (i) an aggregate of 289,704 shares of the Company’s Common Stock, par value $0.0001 per share, at a contractually stated price of $3.00 per share; and (ii) 5,134 shares of the Company’s Series C-1 Convertible Preferred Stock (the “Series C Preferred”), par value $0.0001 per share, at a contractually stated price of $1,000 per share. The Purchasers also received: (i) warrants to purchase 5,134 shares of the Company’s Series D-1 Convertible Preferred Stock (the “Series D-1 Preferred”), par value $0.0001 per share, at an exercise price of $1,000 per share, which warrants were exercisable on a cashless basis (the “Series D-1 Warrants”); and (ii) warrants to purchase 10,268 units, at an exercise price of $1,000 per unit, which warrants are exercisable only in cash, with each unit consisting of one share of the Company’s Series C-2 Convertible Preferred Stock (the “Series C-2 Preferred”), par value $0.0001 per share, and an additional Series D-2 Warrant to purchase one share of the Company’s Series D-2 Convertible Preferred Stock (the “Series D-2 Preferred), par value $0.0001 per share, at an exercise price of $1,000 per share (the “Series C-2 Warrants”).
In March 2011, the Company entered into the Consent Agreement, which amended the terms of the Securities Purchase Agreement. Under the Consent Agreement, the Purchasers agreed to the following, among other changes: (i) a temporary suspension of dividends on Series C-1 Preferred and Series C-2 Preferred; (ii) to provide an additional cash payment of approximately $236,000 in exchange for the right to receive Series C-2 Preferred upon the achievement of certain pre-specified results in the preclinical study of one of the Compounds (the “Preclinical Milestone”); (iii) to increase the number of units to be issued upon exercise of the Series C-2 Warrant from 10,268 to 10,646 units; (iv) the mandatory exercise of $7,452,000 of the Series C-2 Warrants upon the achievement of the Preclinical Milestone; (v) the mandatory exercise of the remaining $3,194,000 of Series C-2 Warrants upon the achievement of a future clinical milestone; and (vi) an automatic one-time downward conversion price adjustment to the preferred stock following the 2011 Reverse Stock Split. In connection with the Consent Agreement, the Company adopted a Certificate of Designations that established the rights, preferences and privileges for its Series C-1[1] Convertible Preferred Stock, Series C-2[1] Convertible Preferred Stock, Series D-1[1] Convertible Preferred Stock and Series D-2[1] Convertible Preferred Stock. In connection with the adoption of the new Certificate of Designations: (i) the Company filed a Certificate of Elimination for its Series C-1 Preferred, Series C-2 Preferred, Series D-1 Preferred and Series D-2 Preferred; (ii) the holders of shares of the Company’s Series C-1 Preferred exchanged each share (including fractional shares) of Series C-1 Preferred for an equal number of shares of Series C-1[1] Convertible Preferred Stock; and (iii) all references in the Securities Purchase Agreement and the Warrants (as defined in the Certificate of Designations) to the Series C-1 Preferred, Series C-2 Preferred, Series D-1 Preferred and Series D-2 Preferred were changed to refer to Series C-1[1] Convertible Preferred Stock (the “Series C-1[1] Preferred”), Series C-2[1] Convertible Preferred Stock (the “Series C-2[1] Preferred”), Series D-1[1] Convertible Preferred Stock (the “Series D-1[1] Preferred”) and Series D-2[1] Convertible Preferred Stock (the “Series D-2[1] Preferred”), respectively.
In June 2011 and August 2011, the Company and the Purchasers entered into two amendment agreements, which, among other things, prolonged the temporary suspension of dividends on the Series C-1[1] Preferred and Series C-2[1] Preferred and provided additional working capital to the Company.
On January 19, 2012, the Company entered into the Third Amendment Agreement with certain of its Series C-1[1] Convertible Preferred stockholders to amend the terms of the Securities Purchase Agreement, and the forms of Cash Warrants and Cashless Warrants (as defined in the Securities Purchase Agreement). Under the Third Amendment Agreement, the Termination Date (as defined in the Cash Warrants and Cashless Warrants) was amended to extend the Termination Date to the date that is 3 years following the closing of the asset purchase. Additionally, the mandatory redemption provision of the Cash Warrants was removed. The Company was required to perform a 1-for-100 reverse stock split with an automatic one-time downward conversion price adjustment following the 2012 Reverse Stock Split. In connection with the Third Amendment Agreement, the Company adopted a Certificate of Designations that established the rights, preferences and privileges for its Series C-1[2] Stock, Series C-2[2] Stock, Series D-1[2] Stock and Series D-2[2] Stock. In connection with the adoption of the new Certificate of Designations: (i) the Company filed a Certificate of Elimination for its Series C-1[1] Preferred, Series C-2[1] Preferred, Series D-1[1] Preferred and Series D-2[1] Preferred; (ii) the holders of shares of the Company’s Series C-1[1] Preferred exchanged each share (including fractional shares) of Series C-1[1] Preferred for an equal number of shares of Series C-1[2] Stock; and (iii) all references in the Securities Purchase Agreement and the Warrants (as defined in the Certificate of Designations) to the Series C-1[1] Preferred, Series C-2[1] Preferred, Series D-1[1] Preferred and Series D-2[1] Preferred were changed to refer to Series C-1[2] Stock, Series C-2[2] Stock, Series D-1[2] Stock and Series D-2[2] Stock, respectively.
On December 12, 2012, the Company entered into the Waiver Agreement with its Preferred Stockholders. Pursuant to the Waiver Agreement, the Preferred Stockholders waived their 12-month redemption right and the requirement for the Company to keep a net cash balance of at least $2.9 million.
Effective December 31, 2012, the Company entered into a Consent, Waiver and Amendment Agreement (the “Second Waiver Agreement”) with its preferred stockholders. Pursuant to the Second Waiver Agreement, the preferred stockholders waived their redemption rights for the Series C-1[2] Stock and Series C-2[2] Stock, removed the “full-ratchet” anti-dilution from the Series C-1[2] Stock Series C-2[2] Stock and Series D-1[2] Stock and relinquished their right to receive warrants to purchase Series D-2[2] Stock (the “Series D-2[2] Warrants”) upon the exercise of the warrants to purchase Series C-2[2] Stock (the “Series C-2[2] Warrants”). The Company’s preferred stockholders also exercised a portion of their Series C-2[2] Warrants, which resulted in the Company receiving $500,000 in net proceeds and the preferred stockholders receiving 500 shares of Series C-2[2] Stock.
Allocation of Proceeds
At May 26, 2010, the estimated fair value of the Series C-2 Warrants for units, Series D-1 Warrants, and the embedded derivatives included within the Series C-1 Preferred exceeded the proceeds from the May 2010 Financing of $6,003,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the Common Stock and Series C-1 Preferred issued in the financing.
Preferred Stock
As of December 31, 2012, the Company’s Board of Directors is authorized to issue 8,000,000 shares of preferred stock, with a par value of $0.0001 per share, in one or more series, of which 11,000 are designated for Series C-1[2] Stock, 22,000 are designated Series C-2[2] Stock, 5,134 are designated Series D-1[2] Stock and 10,868 are designated Series D-2[2] Stock. As of December 31, 2012, 5,793 shares of Series C-1[2] Stock, 500 shares of Series C-2[2] Stock and 4,615 shares of Series D-1[2] Stock were issued and outstanding. As of December 31, 2011, 5,043 shares of Series C-1[1] Stock were issued and outstanding.
Voting Rights
The holders of preferred stock do not have voting rights, other than for general protective rights required by the California General Corporation Law or as set forth below.
Dividends
Cumulative dividends are payable on the Series C-1[2] Stock and the Series C-2[2] Stock (collectively, the “Series C2 Stock”) at an annual rate of 15% from the date of issuance through the date of conversion, payable semi-annually on November 25th and May 25th, in shares of Series C2 Stock. There is no limit to the number of shares of Series C2 Preferred that may be issued as dividends. The Series D-1[2] Stock is not entitled to dividends.
Conversion Rights
The New Preferred Stock was convertible into Common Stock, initially at a rate of approximately 6.667 shares of Common Stock for each share of New Preferred Stock, subject to certain limitations discussed below, at the election of the holders of New Preferred Stock. The conversion rate would be adjusted for certain events, such as stock splits, stock dividends, reclassifications and recapitalizations, and the New Preferred Stock was subject to full-ratchet anti-dilution protection, such that if the Company issued or granted any Common Stock or warrants, rights, options to subscribe or purchase Common Stock or Common Stock equivalents (the “Options”) and the price per share for which the Common Stock issuable upon the exercise of such Options was below the effective conversion price of the New Preferred Stock at the time of such issuance, then the conversion rate of the New Preferred Stock automatically adjusted to increase the number of Common Shares into which it could convert. There were also limits on the amount of New Preferred Stock that could be converted and the timing of such conversions. In accordance with the Consent Agreement, after the 2011 Reverse Stock Split, the conversion ratio for the New Preferred Stock was adjusted based on the trading price of the Company’s Common Stock over a period of time after the 2011 Reverse Stock Split was implemented. Accordingly, effective May 7, 2011, each share of New Preferred Stock was then convertible into approximately 166,667 shares of Common Stock. Following the 2012 Reverse Stock Split, effective March 3, 2012, each share of the 2012 New Preferred Stock is now convertible into approximately 213,083 shares of Common Stock following the implementation of the 2012 Reverse Stock Split.
As part of the Third Amendment Agreement, the Company designated four new series of Preferred Stock on January 19, 2012: its Series C-1[2] Stock, Series C-2[2] Stock, Series D-1[2] Stock, and Series D-2[2] Stock (collectively, the “2012 New Preferred Stock”). It exchanged on a one-for-one basis each share of its existing Series C-1[1] Convertible Preferred Stock that was outstanding for a new share of Series C-1[2] Stock. Each holder of 2012 New Preferred Stock may convert its 2012 New Preferred Stock shares into the Company’s Common Stock, par value $0.0001 per share, subject to a weekly conversion cap equal to the product of the face amount of the outstanding Series C-1[2] Stock held by the stockholder on the Closing multiplied by the Conversion Cap (as defined in the Series C/D Certificate) for such week. Depending on the Volume-Weighted Closing Price, or VWCP, for the last three Trading Days during the previous calendar week, the Conversion Cap can range from 0% to 3.76%. Each 2012 New Preferred Stockholder may only convert such preferred shares into Common Stock to the extent that after such conversion such holder owns less than 9.999% of the Company’s issued and outstanding Common Stock. For the years ended December 31, 2012 and 2011, 31 and 588 shares of Series C-1[2] Preferred had been converted into Common Stock, respectively. For the year ended December 31, 2012, 16 shares of Series D-1[2] Preferred had been converted into Common Stock.
Liquidation Preference
Upon a Liquidation Event (as defined in the Company’s Articles of Incorporation), no other class or series of capital stock can receive any payment unless the 2012 New Preferred Stock has first received a payment in an amount equal to $1,000 per share, plus all accrued and unpaid dividends, if applicable.
Redemption Rights
As of December 31,2012 all redemption rights have been waived irrevocably. At December 31, 2011, the Company could have been required to redeem the Series C-1 Preferred if a redemption event had occurred. Since the Company did not consummate a Strategic Transaction by February 26, 2011, the Series C-1 Preferred was redeemable, and therefore the Company adjusted the carrying value of the Series C-1 Preferred to the redemption value of the shares. As of December 31, 2011, the redemption value was $5,116,000. The Requisite Holders did not elected this redemption feature through December 31, 2011 or the period prior to the Asset Purchase Agreement on January 19, 2012. In connection with the Asset Purchase Agreement, the January 2012 transaction was designated as a Strategic Transaction and any redemption events associated with the original definition of a Strategic Transaction in the Series C2/D2 Certificate are irrevocably waived.
Restrictions
So long as at least 1,000 shares of 2012 New Preferred Stock remain outstanding (or at least 3,000 shares of New Preferred Stock remain outstanding if the Series C-2[2] Warrants have been exercised), the Company may not take a variety of actions (such as altering the rights, powers, preferences or privileges of the 2012 New Preferred Stock so as to affect the 2012 New Preferred Stock adversely, amending any provision of the Company’s Articles of Incorporation, entering into an agreement for a Strategic Transaction or Change of Control, consummating any financing or filing a registration statement with the Securities and Exchange Commission,) without the prior approval of the Requisite Holders (as defined the in 2012 New Preferred Stock) .
Accounting Treatment
At May 26, 2010, the Company issued 5,134 shares of Series C-1 Preferred and recorded the par value of $0.0001 per share with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the Series C-1 Preferred.
Under accounting guidance covering accounting for redeemable equity instruments, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity (within the mezzanine section between liabilities and equity on the condensed consolidated balance sheets) if they are redeemable at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. At December 31, 2012 all redemption rights have been waived irrevocably and the Series C-1[2] preferred stock has been reclassified to permanent equity.
As of December 31, 2012, the outstanding Series C-1[2] Stock and Series C-2[2] Stock was convertible into approximately 1,340,851,000 shares of Common Stock. As of December 31, 2012, the outstanding Series D-1[2] Stock was convertible into approximately 983,419,000 shares of Common Stock.
As of December 31, 2012, accrued dividends on the Series C-1[2] Stock were $84,000, which consisted of 84 shares of Series C-1[2] Stock. The accrued dividends were convertible into approximately 18,000,000 shares of Common Stock.
As of December 31, 2011, accrued dividends on the Series C-1[1] Preferred were $74,000, which consisted of 74 shares of Series C-1[1] Preferred. The accrued dividends were convertible into approximately 123,000 shares of Common Stock.
Derivative Liabilities
The Series C-1[2] Stock, Series D-1[2] Stock and the underlying securities of the Series C-2[2] Warrants contain conversion features. In addition, the Series C-1[2] Stock and the underlying securities of the Series C-2[2] Warrants were subject to redemption provisions. As of December 31, 2012, redemption features and certain conversion features were eliminated, removing the derivative liabilities.
The Series C-2[2] Warrants were exercisable starting on the issuance date and expire in January 2015. The Series C-2[2] Warrants must be exercised in cash and beginning in June 2011, they were no longer subject to mandatory exercise terms. The Series D-1[2] Warrants were exercisable on a cashless basis and were exercised in full during the year ended 2012.
Accounting Treatment
Effective December 31, 2012, there were no derivative liabilities related to the 2012 New Preferred Stock and the balance of the derivative liability was reclassified to additional paid-in capital.
In 2011, the Company accounted for the conversion and redemption features embedded in the Series C-1[2] Stock (the “Embedded Derivatives”) in accordance with accounting guidance covering derivatives. Under this accounting guidance, companies may be required to bifurcate conversion and redemption features embedded in redeemable convertible preferred stock from their host instruments and account for these embedded derivatives as free-standing derivative financial instruments. If the underlying security of the embedded derivative requires net cash settlement, in the event of circumstances that are not solely within the Company’s control, the embedded derivative should be classified as a liability, measured at fair value at issuance and adjusted to their current fair value at each period. As there were redemption triggering events for net cash settlement for Series C-1[2] Stock that were not solely within the Company’s control, and the conversion feature is a derivative, the Embedded Derivatives were classified as liabilities and are accounted for using fair value accounting at each reporting date (also see Note 2).
In 2011, the Company accounted for the Series C-2[2] Warrants for units in accordance with accounting guidance covering derivatives. If the underlying security of the warrant: (i) requires net cash settlement in the event of circumstances that are not solely within the Company’s control; or (ii) if they are not indexed to the Company’s own stock, the warrants should be classified as liabilities, measured at fair value at issuance and adjusted to their current fair value at each period. As there were redemption triggering events for Series C-1[2] Stock that were not solely within the Company’s control, the Series C-2[2] Warrants for units were classified as liabilities and were accounted for using fair value accounting at each reporting date. The Embedded Derivatives and Series C-2[2] Warrants for units were collectively referred to as the “Derivative Liabilities”.
The estimated fair values of the Derivative Liabilities as of December 31, 2011 are summarized as follows (in thousands):

	Fair Value Measurements at
	December 31, 2012	December 31, 2011
Embedded Derivatives of Series C-1[2] Stock (including dividends paid in Series C-1[2]Stock)	$—	$3,628
Embedded Derivatives of accrued dividends payable in Series C-1[2] Stock	—	52
Series D-1[2] Warrants	—	2,539
Series C-2[2] Warrants for:
Series C-2[2] Stock	—	3,785
Series D-2[2] Warrants	—	5,266
	$—	$15,270

The Derivative Liabilities were valued using binomial option pricing models with various assumptions detailed below. Due to the six-month trading restriction on the unregistered shares of Common Stock issued or issuable from the conversion of the 2012 New Preferred Stock and the weekly conversion limitation on 2012 New Preferred Stock, the price per share of the Company’s Common Stock used in the binomial option pricing models for the Derivative Liabilities was discounted from the closing market prices of $0.27 on December 31, 2011. The expected lives that were used to value each of the Derivative Liabilities were based on the individual characteristics of the underlying 2012 New Preferred Stock, which impact the expected timing of conversion into Common Stock. In addition, the probabilities associated with the clinical development of a drug candidate based on industry data were used in each of the binomial option pricing models. The models used to value the Series C-2[2] Warrants and Series D-1[2] Warrants were particularly sensitive to such probabilities, as well as to the closing price per share of the Company’s Common Stock. In addition, as noted above, the model included the effect of the two automatic one-time downward conversion price adjustment following the 2012 Reverse Stock Split and the 2011 Reverse Stock Splits. To better estimate the fair value of the Derivative Liabilities at each reporting period, the binomial option pricing models and their inputs were refined based on information available to the Company. Such changes did not have a significant impact on amounts recorded in previous interim reporting periods.
The Embedded Derivatives were valued at December 31, 2011 using a binomial option pricing model, based on the value of the Series C-1[2] Stock with and without embedded derivative features, with the following assumptions:

	December 31, 2012	December 31, 2011
Closing price per share of Common Stock	$—	$0.27
Conversion price per share	$—	$0.60
Volatility	—	88.0%
Risk-free interest rate	—	0.83%
Credit spread	—	20.9%
Remaining expected lives of underlying securities (years)	0	5.0

On December 31, 2011, the Series D-1[2] Warrants were recorded at estimated fair value of $2,539,000. On December 31, 2012, there were no Series D-1[2] Warrants, as they had been fully exercised during the year ended 2012.
The Series D-1[2] Warrants were valued at December 31, 2011 using a binomial option pricing model with the following assumptions:

	December 31, 2012	December 31, 2011
Closing price per share of Common Stock	$—	$0.27
Conversion price per share	$—	$0.60
Volatility	—	67.5%
Risk-free interest rate	—	0.28%
Remaining expected lives of underlying securities (years)	0	2.2
Probability of Strategic Transaction	—	70%

On December 31, 2011, the Series C-2[2] Warrants (which consisted of rights to purchase Series C-2[2] Preferred and Series D-2[2] Warrants) were recorded at an estimated fair value of $9,051,000. The decrease in value was primarily due to the significant decrease in the Company’s Common Stock price and the updates to the assumptions used in the option pricing models.
The portion of the Series C-2[2] Warrants that represent the rights to purchase Series C-2[2] Stock were valued at December 31, 2011 using a binomial option pricing model, discounted for the lack of dividends until the Series C-2[2] Warrants are exercised, with the following assumptions:

	December 31, 2012	December 31, 2011
Closing price per share of Common Stock	$—	$0.27
Conversion price per share	$—	$0.60
Volatility	—	88.0%
Risk-free interest rate	—	0.83%
Credit spread	—	20.9%
Remaining expected lives of underlying securities (years)	0	5.0
Time to Exercise (months)	0	24

On December 31, 2012, there were no Series D-2[2] Warrants, as they had been fully exercised during the year ended 2012.
The Series D-2[2] Warrants were valued at December 31, 2011 using a binomial option pricing model with the same assumptions used in the valuation of the Series D-1[2] Warrants. The decrease in the value of the Series D-2[2] Warrants was primarily due to the significant decrease in the Company’s Common Stock price and the updates to the assumptions used in the option pricing models.